Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 18,819		$ 16,617
Letters of credit and guarantees outstanding		1,542		840
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				5,668
Non-revolving credit facility maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings				4,000
Maximum credit facility		4,000		4,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility				100
Revolving Syndicated Credit Facility Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Maximum credit facility				500
Revolving Syndicated Credit Facility Maturing June 2028
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		2,425		2,425
Revolving Syndicated Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		2,425		2,565
Revolving Syndicated Credit Facility Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Maximum credit facility				140
Revolving Credit Facility Maturing June 2029
Disclosure of detailed information about borrowings [line items]
Maximum credit facility				2,425
Revolving Credit Facility Maturing February 2026
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		$ 500
Revolving Credit Facility Maturing February 2027
Disclosure of detailed information about borrowings [line items]
Maximum credit facility				$ 500
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 0	$ 467
Maximum credit facility					$ 2,500
Bank Credit Facilities And Commercial Paper Outstanding | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.40%		5.00%	5.00%	5.40%
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.90%		5.00%	5.00%	4.90%
Medium-term borrowings expiring September 2027
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings, authorized				$ 3,000
Base shelf prospectus borrowings, available					$ 3,003
3.30% debentures due December 8, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 550
Borrowings, interest rate				3.30%	3.30%
3.75% debentures due February 8, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 550
Borrowings, interest rate				3.75%	3.75%
4.55% debentures due February 8, 2036
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 550
Borrowings, interest rate				4.55%	4.55%
Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Base shelf prospectus borrowings, available				$ 1,350
Medium Term Borrowings 3.55% Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.55%				3.55%
Repayment of long-term debt		$ 320
4.15% debentures due December 15, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500
Borrowings, interest rate		4.15%		4.15%	4.15%	4.15%
3.90% due on February 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.90%	3.90%
Repayment of long-term debt	$ 600
2.05% due on July 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.05%	2.05%
Repayment of long-term debt	$ 600
Long-Term Borrowings Expiring September 2027
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings, authorized					$ 4,500
5.00% due on December 2029
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 747	$ 750
Borrowings, interest rate		5.00%		5.00%	5.00%	5.00%
5.40% due on December 2034
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,080		$ 1,029	$ 750	$ 750
Borrowings, interest rate		5.40%		5.40%	5.40%	5.40%
Long Term Borrowings, US Dollar Debt Securities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.80%				3.80%
Repayment of long-term debt			$ 500